CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FROM OPERATIONS
Investment income, net	$ 501.0	$ 489.8	$ 395.7
Net realized gain (loss) on investments	618.5	99.7	(331.4)
Net change in unrealized appreciation on investments and mortgage loans payable	526.9	1,528.7	1,391.6
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,646.4	2,118.2	1,455.9
FROM PARTICIPANT TRANSACTIONS
Premiums	2,852.3	2,432.6	2,439.0
Liquidity units redeemed			(325.4)
Annuity payments	(36.7)	(31.6)	(28.3)
Withdrawals and death benefits	(1,931.0)	(1,598.1)	(1,494.4)
NET INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	884.6	802.9	590.9
NET INCREASE IN NET ASSETS	2,531.0	2,921.1	2,046.8
NET ASSETS
Beginning of period	19,829.0	16,907.9	14,861.1
End of period	$ 22,360.0	$ 19,829.0	$ 16,907.9